COMMON STOCK OPTIONS AND WARRANTS (Details - Schedule of Fair Value Assumptions)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term in years	3 years
Volatility of common stock	72.00%
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate			0.18%
Expected term in years			3 years 6 months
Dividend yield
Volatility of common stock			91.60%
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate		0.97%
Expected term in years		3 years 3 months
Volatility of common stock		72.00%
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate		3.15%
Expected term in years		3 years 6 months
Volatility of common stock		80.00%